OFFER TO BUY 100% OF SHARE CAPITAL BY HOT TELECOMMUNICATION SYSTEMS LTD.	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
OFFER TO BUY 100% OF SHARE CAPITAL BY HOT TELECOMMUNICATION SYSTEMS LTD.
NOTE 18 – OFFER TO BUY 100% OF SHARE CAPITAL BY HOT TELECOMMUNICATION SYSTEMS LTD.

In January 2020, HOT Telecommunication Systems Ltd. and its controlling shareholder, Altice Europe N.V, (the "Potential Acquirer") proposed to acquire 100% of the issued share capital of the Company (the "Proposed Transaction"). On March 31, 2020, the Potential Acquirer informed the Company of the withdrawal of their acquisition proposal.